Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 7,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 966.70
Offering Note	Note 1.a. Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b of Item 16(b) of Form S-3 under the Securities Act of 1933, as amended. Note 1.b. This registration statement registers securities with a maximum aggregate offering price of $100,000,000. Of these securities, securities with a maximum aggregate offering price of $93,000,000.00 (the "Unsold Securities") represent unsold securities previously registered by the registrant on its Registration Statement on Form S-3 filed on March 1, 2023 and declared effective on March 10, 2023 (File No. 333- 270197) (the "Prior Registration Statement"). In connection with the Prior Registration Statement, the registrant paid $11,020 in registration fees related to the Unsold Securities that will be applied to the securities registered pursuant to this registration statement. The registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this registration statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Note 1.c. This registration statement also covers delayed delivery contracts that may be issued by the Registrant under which the party purchasing such contracts may be required to purchase debt securities, common stock or preferred stock. Such contracts may be issued together with the specific securities to which they relate. Securities registered hereunder to be sold by the Registrant may be sold either separately or as units comprised of more than one type of security registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. Note 1.d. Each stock purchase unit consists of (a) a stock purchase contract under which the holder, upon settlement, will purchase or sell an indeterminate number of shares of common stock and (b) common stock, debt securities, other stock purchase contracts or debt obligations of third parties securing the holder's obligation to purchase or sell the securities subject to the stock purchase contract. No separate consideration will be received for the stock purchase contract or the related pledged securities.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 93,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270197
Carry Forward Initial Effective Date	Mar. 10, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,020.00
Offering Note	See Offering Note 1.a.